Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 25,753	$ 900
Advances - related party		7,054
Prepaid Expenses	71,845	26,274	4,770
Total current assets	97,598	34,228	4,770
Property & equipment, net	7,226	3,231	4,074
Intangible assets, net	22,077	22,816
TOTAL ASSETS	126,901	60,275	8,844
CURRENT LIABILITIES
Accounts payable and accrued expenses	139,162	174,044
Accounts payable and accrued expenses - related party	43,056	56,155
Accrued expenses - related party	25,076	30,181
Accrued compensation	414,000	329,000
Contingent liability	90,000	90,000
Short term note and liabilities	166,100
Total current liabilities	877,394	679,380
Convertible debt, net of discount	187,159	178,433
Total Liabilities	1,064,553	857,813
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, authorized, 10,000,000 shares, $.001 value, 0 shares issued and outstanding
Common stock, authorized 100,000,000 shares, $.001 par value, 16,881,000, 16,421,000 and 9,200,000 issued and outstanding, respectively	16,881	16,421	9,200
Share to be issued
Additional Paid in Capital	1,263,625	1,087,320	561,338
Accumulated deficit	(2,218,158)	(1,901,279)	(561,694)
Total Stockholder's Equity (Deficit)	(937,652)	(797,538)	8,844
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 126,901	$ 60,275	$ 8,844